Deferred Taxation - Summary of Movements in Net Deferred Tax (Liabilities)/Assets of the Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ (7)	¥ 235
(Charged)/ credited to profit or loss	162	(146)	¥ 113
Charged to other comprehensive income	(51)	(96)
At the end of the year	104	(7)	235
Impairment provision for flight equipment spare parts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	22	43
(Charged)/ credited to profit or loss	29	(21)
At the end of the year	51	22	43
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	70	80
(Charged)/ credited to profit or loss	(6)	(10)
At the end of the year	64	70	80
Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	11	26
(Charged)/ credited to profit or loss	93	(15)
At the end of the year	104	11	26
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	15	25
(Charged)/ credited to profit or loss	78
Charged to other comprehensive income	(11)	(10)
At the end of the year	82	15	25
Impairment provision for available-for-sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	25	25
At the end of the year	25	25	25
Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	88	89
(Charged)/ credited to profit or loss	(59)	(1)
At the end of the year	29	88	89
Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	7
(Charged)/ credited to profit or loss	(2)	7
At the end of the year	5	7
Net deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	238	421
(Charged)/ credited to profit or loss	133	(173)
Charged to other comprehensive income	(11)	(10)
At the end of the year	360	238	421
Accumulated depreciation and amortization [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(85)	(136)
(Charged)/ credited to profit or loss	29	51
At the end of the year	(56)	(85)	(136)
Available-for-sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(123)	(39)
(Charged)/ credited to profit or loss		(24)
Charged to other comprehensive income	(39)	(60)
At the end of the year	(162)	(123)	(39)
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(37)	(11)
Charged to other comprehensive income	(1)	(26)
At the end of the year	(38)	(37)	(11)
Net deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(245)	(186)
(Charged)/ credited to profit or loss	29	27
Charged to other comprehensive income	(40)	(86)
At the end of the year	¥ (256)	(245)	(186)
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year		133
(Charged)/ credited to profit or loss		¥ (133)
At the end of the year			¥ 133